Capital Structure, Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Jul. 10, 2026	Apr. 10, 2026	Jan. 09, 2026	Jun. 30, 2026	Jun. 30, 2025	May 20, 2026	Mar. 10, 2026
Dividends [Abstract]
Dividends paid				$ 1,772	$ 751
Dividends declared				$ 1,908	$ 180
Regular Quarterly Dividend for Q1-2026 [Member]
Dividends [Abstract]
Dividend payable, date declared				May 20, 2026
Dividend payable (in dollars per share)						$ 0.1
Dividend payable, date of payment				Jul. 10, 2026
Dividend payable, date of record				Jun. 29, 2026
Regular Quarterly Dividend for Q1-2026 [Member] | Subsequent Event [Member]
Dividends [Abstract]
Dividends paid	$ 954
Regular Quarterly Dividend for Q4-2025 [Member]
Dividends [Abstract]
Dividend payable, date declared				Mar. 10, 2026
Dividend payable (in dollars per share)							$ 0.1
Dividend payable, date of payment				Apr. 10, 2026
Dividend payable, date of record				Mar. 27, 2026
Dividends paid		$ 954
Regular Quarterly Dividend for Q3-2025 [Member]
Dividends [Abstract]
Dividend payable, date of payment				Jan. 09, 2026
Dividend payable, date of record				Dec. 29, 2025
Dividends paid			$ 818